Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 122,349	SFr 130,038	SFr 122,349	SFr 130,038
of which encumbered	61,237	73,189	61,237	73,189
Fair value of collateral received with the right to sell or repledge	456,723	433,190	456,723	433,190
of which sold or repledged	211,771	212,155
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	122,349	130,038	122,349	130,038
of which encumbered	61,237	73,189	61,237	73,189
Fair value of collateral received with the right to sell or repledge	SFr 456,723	SFr 433,190	456,723	433,190
of which sold or repledged			SFr 211,771	SFr 212,155